Pay vs Performance Disclosure - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Pay vs Performance Disclosure
Net Income (Loss)	¥ 362,129	¥ 340,736	¥ 165,863